RELATED PARTY TRANSACTIONS - Summary of Long-Term Balances Owed to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Related party receivables	$ 5,180	$ 3,990